Federated Hermes Conservative Microshort Fund
Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—24.5%
		Auto Receivables—20.5%
$ 621,562		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	$624,834
725,000		Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	739,036
320,000		GM Financial Automobile Leasing Trust 2019-2, Class B, 2.890%, 3/20/2023	323,471
100,000		NextGear Floorplan Master Owner Trust 2018-2A, Class B, 4.010%, 10/15/2023	100,542
330,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	338,893
115,000		Santander Retail Auto Lease Trust 2019-B, Class B, 2.580%, 8/21/2023	117,272
110,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	112,539
105,395		Securitized Term Auto Receivables Trust 2018-2A, Class A3, 3.325%, 8/25/2022	106,040
725,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	745,401
		TOTAL	3,208,028
		Credit Card—2.0%
315,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.680% (1-month USLIBOR +0.580%), 2/18/2025	316,742
		Other—0.7%
115,207		Sofi Consumer Loan Program Trust 2017-3 B, Class B, 3.850%, 5/25/2026	117,008
		Student Loans—1.3%
206,941		Navient Student Loan Trust 2018-A, Class A2, 3.190%, 2/18/2042	210,962
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,844,699)	3,852,740
		CERTIFICATE OF DEPOSIT—9.8%
		Banking—9.8%
783,000		Credit Agricole Corporate and Investment Bank, 0.050%, 6/2/2021	782,999
750,000		National Bank of Kuwait, 0.450%, 2/3/2022	750,566
		TOTAL CERTIFICATE OF DEPOSIT (IDENTIFIED COST $1,533,000)	1,533,565
	[2]	COMMERCIAL PAPER—9.8%
		Banking—4.8%
750,000		NatWest Markets PLC, 0.371%, 1/7/2022	749,034
		Energy - Midstream—5.0%
783,000		Energy Transfer LP, 0.350%, 6/1/2021	782,970
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $1,531,304)	1,532,004
		CORPORATE BOND—4.8%
		Financial Institution - Finance Companies—4.8%
750,000	[1]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.487% (3-month USLIBOR +0.350%), 12/15/2022 (IDENTIFIED COST $750,000)	750,171
		OTHER REPURCHASE AGREEMENTS—15.0%
783,000		MUFG Securities Americas, Inc., 0.19%, dated 5/28/2021, interest in a $600,000,000 collateralized loan agreement will repurchase securities provided as collateral for $600,012,667 on 6/1/2021, in which American depositary receipts, asset-backed securities, common stocks, convertible bonds, exchange traded funds, municipal bonds and unit investment trust with a market value of $612,012,921 have been received as collateral and held with BNY Mellon as tri-party agent.	783,000
783,000		ING Financial Markets LLC, 0.12%, dated 5/28/2021, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,000,533 on 6/1/2021, in which corporate bonds with a market value of $40,800,725 have been received as collateral and held with BNY Mellon as tri-party agent.	783,000
783,000		Standard Chartered Bank, 0.11%, dated 5/28/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,222 on 6/1/2021, in which treasury bonds and treasury notes with a market value of $102,010,403 have been received as collateral and held with BNY Mellon as tri-party agent.	783,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,349,000)	2,349,000

Principal Amount or Shares		Value
	INVESTMENT COMPANY—40.0%
6,277,454	Federated Hermes Institutional Money Market Management, Institutional Shares, 0.01%[3] (IDENTIFIED COST $6,276,199)	$6,276,199
	TOTAL INVESTMENT IN SECURITIES—103.9% (IDENTIFIED COST $16,284,202)	16,293,679
	OTHER ASSETS AND LIABILITIES - NET—(3.9)%[4]	(610,593)
	TOTAL NET ASSETS—100%	$15,683,086
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
Federated Hermes Institutional Money Market Management, Institutional Shares
Value as of 2/3/2021	$—
Purchases at Cost	$8,875,298
Proceeds from Sales	$(2,599,099)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2021	$6,276,199
Shares Held as of 5/31/2021	6,277,454
Dividend Income	$586

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Signnificant Unobservable Inputs	Total
Debt Securities::
Asset-Backed Securities	$—	$3,852,740	$—	$3,852,740
Certificates Of Deposit	—	1,533,565	—	1,533,565
Commercial Paper	—	1,532,004	—	1,532,004
Corporate Bonds	—	750,171	—	750,171
Other Repurchase Agreements	—	2,349,000	—	2,349,000
Investment Company	6,276,199	—	—	6,276,199
TOTAL SECURITIES	$6,276,199	$10,017,480	$—	$16,293,679